Unaudited Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations and Comprehensive Income (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Operating profit:
Profit before income tax expense	¥ (5,350,787)		¥ (2,707,309)	¥ (129,609,137)		¥ 14,946,387	¥ 10,440,451
Income tax expenses	34,622	$ 4,951		1,222,137	$ 170,604	3,736,864	2,622,691
Net income	(5,385,409)	$ (770,103)	(2,707,310)	(130,831,274)	$ (18,263,343)	11,209,523	7,817,760
Parent Company [Member]
Operating profit:
Equity in loss of subsidiaries	(5,385,409)		(2,707,310)	(130,831,274)		11,209,523	7,817,760
Profit before income tax expense	(5,385,409)		(2,707,310)	(130,831,274)		11,209,523	7,817,760
Income tax expenses
Net income	¥ (5,385,409)		¥ (2,707,310)	¥ (130,831,274)		¥ 11,209,523	¥ 7,817,760